Note 19 - Asset Retirement Obligation - Asset Retirement Obligation Activity (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	$ 715,057	$ 704,123
Accretion expense	11,086	10,934
Balance, end of the year	$ 726,143	$ 715,057